Related party transactions - Schedule of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 10,167	$ 11,205
Employee benefit plan	581	536
Share-based payments	14,498	8,014
Termination benefits	0	1,728
Compensation for key management personnel	$ 25,246	$ 21,483